Financial Instruments	6 Months Ended
Jun. 30, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

Note 7 - Financial Instruments

Framework for risk management

The Board of Directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management practice was formulated to identify and analyze the risks that the Group faces, to set appropriate limits for the risks and controls, and to monitor the risks and their compliance with the limits. The risk policy and risk management methods are reviewed regularly to reflect changes in market conditions and in the Group’s operations. The Group acts to develop an effective control environment in which all employees understand their roles and commitment.

A.	Risk management

1.	Credit risk

Credit risk is the risk of financial loss to the Group if a debtor or counterparty to a financial instrument fails to meet its contractual obligations, and arises mainly from the Company’s receivables. The Group restricts exposure to credit risk by investing only in bank deposits. Exposure to credit risk.

The Group held cash and cash equivalents and short-term deposits of USD 7,817 thousand at June 30, 2019 (and at December 31, 2018 – USD 6,684 thousand). These are held with banks, which are rated A2, based on Moody’s Rating Agency ratings. The short-term deposits, mainly in USD, bear fixed interest ranging between 0.02% - 2.97%.

The carrying amount of cash and cash equivalents and short-term deposits approximate their fair value.

2.	Market risk

Market risk is the risk that changes in market prices, such as foreign currency exchange rates, the CPI, interest rates and the prices of equity instruments, will influence the Group’s results or the value of its holdings in financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing returns.

3.	Currency risk

The Group is exposed to currency risk mainly for cash and purchases for research and development expenses that are denominated in dollars and euros. Therefore, the Group is exposed to exchange rate fluctuations in these currencies against the NIS and takes steps to reduce the currency risk by maintaining its liquid resources in accordance with its future needs.

B.	Fair value hierarchy of financial instruments measured at fair value:

	June 30, 2019
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial assets
Loan (Note 5)	-	-	2,000	2,000
Financial liabilities
Warrants	-	-	2,451	2,451

Aside from the issuance of warrants in the amount of USD 3,406 thousands, see Note 6A, the differences between opening and closing balance are due to the changes in fair value.

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial liabilities
Warrants	-	-	554	554

C.	Fair value hierarchy of financial instruments measured at fair value:

Details regarding fair value measurement at Level 3 at June 30, 2019:

Financial instrument	Valuation method for determining fair value	Significant unobservable inputs
1. Warrants issued January 16, 2019	Black - Scholes	expected term	5 years
		expected volatility	101.95%
		annual risk-free interest	1.76%
		dividend yield	0%

2. Warrants issued June 5, 2018	Black - Scholes	expected term	4.43 years
		expected volatility	102.49%
		annual risk-free interest	1.73%
		dividend yield	0%

3. Financial asset

The carrying amount is a reasonable approximation of fair value, see Note 5.